UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2002

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Knowlton Brothers, Inc.
Address: 530 Fifth Avenue
         New York, New York 10036

Form 13F File Number: 28-5340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Winthrop Knowlton
Title:  Chairman
Phone:  (212) 764-3602

Signature, Place and Date of Signing:

/s/ Winthrop Knowlton             New York, New York            August 1, 2002
---------------------             ------------------            --------------
(Signature)                         (City, State)                   (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


--------------------            ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   4
Form 13F Information Table Entry Total:              97
Form 13F Information Table Value Total:              $111,362
                                                     (thousands)

List of Other Included Managers:
Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
1        28-5342                    Knowlton, Christopher
2.       28-5318                    Knowlton, Stanley
3        28-5344                    Knowlton, Winthrop
4        28-2649                    Lee, Dwight E.

                                                                          Investment Discretion                   Voting Authority
                                                                         -----------------------                  ----------------
                                                Value                           Shared    Shared
Issuer                    Class     CUSIP       000's      Shares        Sole   define     other       Managers   Sole    Shared
AES Corp.                  COM    00130H105         4098    756142                           X            1, 2, 3            X

AES Corp.                  COM    00130H105          853    157300                           X         1, 2, 3, 4            X

Alloy Online               COM     19855105         3154    218406                           X            1, 2, 3            X

Altera Corp.               COM     21441100          629     46230                           X            1, 2, 3            X

Altera Corp.               COM     21441100          302     22200                           X         1, 2, 3, 4            X

Analog Devices             COM     32654105          258      8700                           X            1, 2, 3            X

Biogen                     COM     90597105          340      8200                           X            1, 2, 3            X

Biosite Diagnostic         COM     90945106          141      5000                           X         1, 2, 3, 4            X

Celgene                    COM    151020104          490     32000                           X         1, 2, 3, 4            X

Celgene                    COM    151020104          294     19200                           X            1, 2, 3            X

Cell Genesys               COM    150921104          206     15300                           X            1, 2, 3            X

Cognex Corp.               COM    192422103         1841     91843                           X            1, 2, 3            X

Cognex Corp.               COM    192422103          287     14300                           X            1, 2, 3            X

Cognex Corp.               COM    192422103          531     26500                           X         1, 2, 3, 4            X

Cognizant Tech Solutions   COM    192446102         2937     54647                           X            1, 2, 3            X

Cognizant Tech Solutions   COM    192446102         1226     22800                           X            1, 2, 3            X

Eclipsys                   COM    278856109          468     71400                           X            1, 2, 3            X

Eclipsys                   COM    278856109          768    117100                           X         1, 2, 3, 4            X

Eclipsys                   COM    278856109         2863    436455                           X            1, 2, 3            X

Electronics for Imaging    COM    286082102         1794    112788                           X            1, 2, 3            X

E-Trade Group              COM    269246104          286     52300                           X         1, 2, 3, 4            X

Exult                      COM    302284104         1767    271846                           X            1, 2, 3            X

Exult                      COM    302284104          603     92800                           X         1, 2, 3, 4            X

Exult                      COM    302284104          614     94500                           X            1, 2, 3            X


                                                                          Investment Discretion                   Voting Authority
                                                                         -----------------------                  ----------------
                                                Value                           Shared    Shared
Issuer                    Class     CUSIP       000's      Shares        Sole   define     other       Managers   Sole    Shared
Flextronics                COM    Y2573F102         3487    489095                           X            1, 2, 3            X

Flextronics                COM    Y2573F102          647     90800                           X            1, 2, 3            X

Flextronics                COM    Y2573F102          605     84800                           X         1, 2, 3, 4            X

Gentex                     COM    371901109         2110     76809                           X            1, 2, 3            X

Gentex                     COM    371901109          472     17200                           X            1, 2, 3            X

Genzyme Corp Gen. Div      COM    372917104          291     15100                           X         1, 2, 3, 4            X

Hollis Eden                COM    435902101         4629    672768                           X            1, 2, 3            X

Hollis Eden                COM    435902101          509     74000                           X            1, 2, 3            X

Human Genome Sciences      COM    444903108          418     31200                           X            1, 2, 3            X

Human Genome Sciences      COM    444903108          244     18200                           X         1, 2, 3, 4            X

Idexx Laboratories Corp.   COM     4518D104          797     30900                           X         1, 2, 3, 4            X

IDX Systems                COM    449491109         2531    194400                           X            1, 2, 3            X

IDX Systems                COM    449491109          521     40000                           X         1, 2, 3, 4            X

Imanage                    COM    45245Y105         1054    292800                           X            1, 2, 3            X

I-Many                     COM    44973Q103          266     96800                           X         1, 2, 3, 4            X

Impath                     COM    45255G101         1797    100086                           X            1, 2, 3            X

Impath                     COM    45255G101          447     24900                           X         1, 2, 3, 4            X

Impath                     COM    45255G101          363     20200                           X            1, 2, 3            X

IMS Health                 COM    449934108          300     16700                           X         1, 2, 3, 4            X

IMS Health                 COM    449934108         1062     59200                           X            1, 2, 3            X

Int Media Group            COM    44979N104          594    300000                           X         1, 2, 3, 4            X

Int Media Group            COM    44979N104          382    193100                           X            1, 2, 3            X

Invision Technologies      COM    461851107          592     24500                           X         1, 2, 3, 4            X

Jabil Circuit              COM    466313103         1110     52600                           X         1, 2, 3, 4            X


                                                                          Investment Discretion                   Voting Authority
                                                                         -----------------------                  ----------------
                                                Value                           Shared    Shared
Issuer                    Class     CUSIP       000's      Shares        Sole   define     other       Managers   Sole    Shared
Jabil Circuit              COM    466313103         2527    119712                           X            1, 2, 3            X

Jabil Circuit              COM    466313103          735     34825                           X            1, 2, 3            X

Legato Systems             COM    524651106          185     51500                           X         1, 2, 3, 4            X

Liberty Media              COM    530718105          665     66500                           X         1, 2, 3, 4            X

Mercury Computer           COM    589378108         1321     63800                           X         1, 2, 3, 4            X

Micron Technology          COM    595112103          281     13900                           X         1, 2, 3, 4            X

National Instruments       COM    636518102          143      4400                           X            1, 2, 3            X

Netwolves                  COM    64120V102          167    112047                           X            1, 2, 3            X

Network Associates         COM    640938106         8019    416157                           X            1, 2, 3            X

Network Associates         COM    640938106         1534     79600                           X         1, 2, 3, 4            X

Network Associates         COM    640938106         1326     68800                           X            1, 2, 3            X

Oak Technology             COM    671802106         1429    315483                           X            1, 2, 3            X

Oak Technology             COM    671802106          241     53200                           X         1, 2, 3, 4            X

Pinnacle Systems           COM    723481107          356     32392                           X            1, 2, 3            X

Pinnacle Systems           COM    723481107         2435    221559                           X            1, 2, 3            X

Polycom                    COM    73172K104          594     49539                           X            1, 2, 3            X

Polycom                    COM    73172K104          215     17900                           X            1, 2, 3            X

QRS                        COM    74726X105         2532    325080                           X            1, 2, 3            X

QRS                        COM    74726X105          228     29300                           X            1, 2, 3            X

Rational Software          COM    75409P202         3134    381773                           X            1, 2, 3            X

Rational Software          COM    75409P202          616     75000                           X         1, 2, 3, 4            X

Rational Software          COM    75409P202          550     67000                           X            1, 2, 3            X

Shaw Communications        COM    82028K200         1305    116500                           X            1, 2, 3            X

Shaw Communications        COM    82028K200          222     19800                           X         1, 2, 3, 4            X


                                                                          Investment Discretion                   Voting Authority
                                                                         -----------------------                  ----------------
                                                Value                           Shared    Shared
Issuer                    Class     CUSIP       000's      Shares        Sole   define     other       Managers   Sole    Shared
Solectron                  COM    834182107          472     76800                           X            1, 2, 3            X

Solectron                  COM    834182107         2279    370514                           X            1, 2, 3            X

Solectron                  COM    834182107          461     75000                           X         1, 2, 3, 4            X

Synopsys                   COM    871607107         5213     95119                           X            1, 2, 3            X

Synopsys                   COM    871607107          554     10100                           X            1, 2, 3            X

Synopsys                   COM    871607107          992     18100                           X         1, 2, 3, 4            X

TALK                       COM    874918105         4212    222168                           X            1, 2, 3            X

TALK                       COM    874918105          510     26880                           X         1, 2, 3, 4            X

Thoratec                   COM    885175307          542     60300                           X            1, 2, 3            X

Thoratec                   COM    885175307         3887    432351                           X            1, 2, 3            X

Thoratec                   COM    885175307          434     48330                           X         1, 2, 3, 4            X

Tripos                     COM    896928108         2126     97500                           X            1, 2, 3            X

Tripos                     COM    896928108          427     19600                           X            1, 2, 3            X

Verisign                   COM    92343E102          286     39800                           X         1, 2, 3, 4            X

Verisign                   COM    92343E102          808    112379                           X            1, 2, 3            X

Verisity                   COM    M97385112          503     29000                           X         1, 2, 3, 4            X

Verisity                   COM    M97385112          540     31150                           X            1, 2, 3            X

Verisity                   COM    M97385112         1129     65137                           X            1, 2, 3            X

Vertex Pharmaceuticals     COM    92532F100          296     18200                           X            1, 2, 3            X

Websense                   COM    947684106         1235     48317                           X            1, 2, 3            X

Websense                   COM    947684106          618     24150                           X            1, 2, 3            X

Wind River Systems         COM    973149107          243     48420                           X         1, 2, 3, 4            X

Wind River Systems         COM    973149107          376     75000                           X            1, 2, 3            X

Xilinx Inc.                COM    983919101          253     11300                           X         1, 2, 3, 4            X


                                                                          Investment Discretion                   Voting Authority
                                                                         -----------------------                  ----------------
                                                Value                           Shared    Shared
Issuer                    Class     CUSIP       000's      Shares        Sole   define     other       Managers   Sole    Shared
Xilinx Inc.                COM    983919101          228     10160                           X         1, 2, 3               X

TOTAL                                             111362
